SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2024
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

NOTE 13: - SHAREHOLDERS’ EQUITY

a.	Ordinary shares:

In February 2022, the Company amended its articles of association to include a dual class ordinary share structure pursuant to which the Company will have two classes of ordinary shares outstanding: Class A Ordinary shares and Class B Ordinary shares. The rights of the holders of Class A Ordinary shares and Class B Ordinary shares are identical, except with respect to voting rights, conversion rights, and transfer rights. Immediately after the effectiveness of the dual class structure, the Company issued and distributed Class B Ordinary shares to the holders of Class A Ordinary shares on a one-for-one ratio, such that each holder of one Class A Ordinary share received one Class B Ordinary share. In addition, Redeemable A shareholders received additional Redeemable A shares on a one-for-one ratio. Holders of the Class A Ordinary shares and Class B Ordinary shares will vote together as a single class on all matters submitted to a vote of shareholders except as otherwise provided in the Company’s amended and restated articles of association or as required by applicable law.

NOTE 13: - SHAREHOLDERS’ EQUITY (Cont.)

During 2023, a total of 2,503,183 Class B Ordinary shares were converted to Class A Ordinary shares. No shares were converted during 2024.

On July 7, 2023, a 15.396 forward share split of the Company’s then-outstanding ordinary shares was effected by way of issuance of 14.396 bonus shares on each one outstanding ordinary share. All information related to the Company’s Class A and Class B Ordinary shares, Redeemable A shares, share options and restricted share units, including in notes 13 and 14, have been retroactively adjusted to give effect to the issuance of bonus shares for all periods presented.

1.Class A Ordinary shares:

Confer upon their holders voting rights, rights to receive dividends and certain other rights as described in the Company’s articles of association and under the applicable law.

2.	Class B Ordinary shares:

Confer upon their holders identical rights as Class A Ordinary shares, except with respect to voting rights, conversion rights, and transfer rights. Each holder of Class B Ordinary shares shall be entitled to ten votes for each Class B Ordinary share. Each Class B Ordinary share is convertible at any time at the option of the holder into one Class A Ordinary share. In addition, each Class B Ordinary share will convert automatically on a one-for-one basis into a Class A Ordinary share upon the sale or transfer of such Class B Ordinary share, other than excluded transfers as further described in the Company’s amended and restated articles of association.

b.	Redeemable A shares:

Redeemable A shares confer upon their holders rights to receive dividends and certain other rights as described in the Company’s articles of association and under the applicable law with no voting rights. The holder of such shares has a redemption right in the case that the Company does not consummate a Deemed Liquidation Event (as defined in the Company’s articles of association) prior to the second anniversary of the date of the issuance of the Redeemable A shares for an aggregated redemption value of $12,000.

The deemed liquidation preference provisions of the Redeemable A shares are considered contingent redemption provisions that are not solely within the Company’s control.

During the year ended December 31, 2023, the Company did not adjust the carrying values of the redeemable shares to the deemed liquidation values of such shares since the Redeemable A shares carrying amount exceeds the redemption value. On July 19, 2023, in connection with the IPO, the conversion conditions of Redeemable A shares were met and all Redeemable A shares were converted to 983,861 Class A Ordinary shares.

c.	Initial Public Offering:

On July 19, 2023, the Company completed its IPO, in which it issued 1,754,385 shares of its Class A Ordinary shares at an offering price of $35.00 per share. The Company raised net proceeds of $50,299 after deducting underwriting discounts and commissions and other issuance costs.

Immediately prior to the closing of the IPO, all the outstanding Redeemable A shares and the digital securities were automatically converted into Class A Ordinary shares.

NOTE 13: - SHAREHOLDERS’ EQUITY (Cont.)

d.	Share - based compensation:

On April 1, 2020, the Company’s board of directors adopted the IL Makiage Cosmetics (2013) Ltd. 2020 Equity Incentive Plan (the “2020 Plan”).

The 2020 Plan provides for the grant of share options, share awards and restricted shares to the Company’s and its affiliates’ respective employees, non-employee directors and consultants.

The options generally vest over four years and have 5-10 years contractual terms. Following the IPO, the Company ceased granting new awards under the 2020 Plan.

Prior to the IPO, all holders of options and RSUs, which were exercisable for one Class A and one Class B Ordinary shares, notified the Company that they wished to convert their right for Class B Ordinary shares to Class A Ordinary shares. In addition, adjustments resulting from the issuances of the bonus shares were made to the number of the outstanding options and RSUs and their exercise price in accordance with the terms of the Company’s 2020 Plan and the award agreements. All other terms of such options and RSUs have remained without change and as set forth in the award agreement of each respective option or RSU holder. Awards granted under the 2020 plan after February 2022 are exercisable only to Class A Ordinary shares.

On June 22, 2023, the Company’s board of directors adopted the 2023 Incentive Award Plan (the “2023 Plan”).

The 2023 Plan provides for the grant of share options, share awards and restricted shares to the Company’s and its affiliates’ respective employees, non-employee directors and consultants. The options generally vest over four years and have 5-10 years contractual terms. Any option that is forfeited or canceled before expiration becomes available for future grants under the 2023 Plan. As of December 31, 2024, the number of Ordinary shares reserved and available for grant and issuance pursuant to the 2023 Plan was 4,307,070.

Share Options

A summary of the Company’s stock options that are exercisable for Class A Ordinary shares is as follows:

			Weighted
			average
		Weighted	remaining
		average	contractual	Aggregate
	Number	exercise	terms	intrinsic
	of options	price	(in years)	value
Outstanding at beginning of year	11,826,547	$19.58	4.68	$318,680
Granted	23,009	$8.84
Exercised	(2,261,516)	$8.39
Forfeited	(745,319)	$27.17
Outstanding at end of year	8,842,721	$21.78	3.81	$186,567
Exercisable at end of year	2,803,019	$10.41	3.54	$91,018

The weighted-average grant date fair value of options granted during the years ended December 31, 2024, 2023 and 2022 was $34.97, $8.59 and $14.47, respectively.

NOTE 13: -SHAREHOLDERS’ EQUITY (Cont.)

As of December 31, 2024, there were $29,348 of total unrecognized compensation costs related to non-vested options granted under the 2020 Plan and 2023 Plan. This expense is expected to be recognized over a period of approximately 4 years.

The weighted-average assumptions used in the Black-Scholes model for the fair value of stock options granted during the years ended December 31, 2024, 2023 and 2022 are as follows:

	Year ended December 31,
	2024	2023	2022
Risk-free interest rate	4.06%-4.60%	3.60%-3.89%	1.35%-4.13%
Expected term (in years)	3.23-3.96	3.31-4.00	3.31-3.61
Expected volatility	40.0%-42.5%	40.0%	40.0%
Expected dividend yield	0%	0%	0%

The risk-free interest rate is based on the U.S. Treasury yield for notes with maturities approximating each grant’s expected life.

The expected term is determined based on the simplified method permitted by Staff Accounting Bulletin No. 110, which is the average of the vesting period and the contractual term of the options, as there is insufficient exercise historical data.

As there is insufficient historical data for the Company, the expected volatility determination was based on comparable companies’ share volatility as defined in ASC 718.

The expected dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future.

Commencing July 19, 2023, the Company’s shares are publicly traded and the fair value of ordinary shares underlying the options is based on the market value of the shares. Prior to the IPO, the fair value of the shares has been determined by management.

Restricted Share Units

The following table summarizes the activities for unvested RSUs that settle upon vesting into one Class A Ordinary share for the year ended December 31, 2024:

	Number of	Number of
	RSUs	PSUs (*)	Total
Outstanding as of January 1, 2024	835,180	364,758	1,199,938
Granted	480,555	325,702	806,257
Vested	(306,519)	—	(306,519)
Forfeited	(284,964)	(144,214)	(429,178)
Outstanding as of December 31, 2024	724,252	546,246	1,270,498

(*)restricted share units which are subject to certain performance conditions.

NOTE 13: - SHAREHOLDERS’ EQUITY (Cont.)

The weighted average fair values at the grant date of RSUs and PSUs granted for the year ended December 31, 2024, were $33.14.

As of December 31, 2024, there were $32,390 of total unrecognized compensation costs related to RSUs granted under the 2020 Plan and 2023 Plan. This expense is expected to be recognized over a period of approximately 4 years.

e.	Employee Share Purchase Plan:

Immediately prior to the IPO, the Company adopted the 2023 Employee Share Purchase Plan (the “ESPP”). As of December 31, 2024 and 2023, a total of 1,131,000 shares were reserved for issuance under the ESPP. No grants were granted under this plan as of December 31, 2024.